Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 5 – Subsequent Events

Series B preferred shares issuance

On April 12, 2021, the Company closed on an additional issuance of 850 shares of Series B Preferred for an aggregate of $85,000 or $100 per share.

Amendment of Articles of Incorporation

Effective April 15, 2021, the Company further amended its articles of incorporation to reduce the par value of the Company’s common stock from $0.0001 to $0.00000001 per share. As, such the par value of common stock as of December 31, 2020 and 2019 were restated to reflect the new par value.

Series B preferred shares conversion

On May 11, 2021, 48,098 shares of the Company series B preferred stock were converted into 68,583,866,100 shares of Common stock, which does not include the conversion of the 10,500 shares of Series B Preferred acquired in the Company acquisition, with conversion price of $0.0000007013.

FPVD CEO Termination

On May 15, 2021, the employment of the Company’s CEO was terminated. As a result of the termination, (i) all previously issued stock-based equity awards have been cancelled   and (ii) and no further compensation is due and payable to the CEO.

NOTE 11 – SUBSEQUENT EVENTS

Share Exchange Agreement (Reverse Merger)

On February 4, 2021, we completed a share exchange (“Share Exchange”) with SRAX, Inc. initially disclosed on the Company’s Current Report on Form 8-K filed with the Securities Exchange Commission on October 5, 2020. Pursuant to the Share Exchange, SRAX divested its ownership in BIGtoken, its wholly owned subsidiary. As a result of the Share Exchange, BIGtoken became our wholly owned subsidiary and we adopted BIGtoken’s business plan.

The transaction was accounted for as a reverse merger; therefore, the Company has accounted for the transaction as if BIGtoken, the legal acquiree, acquired all of the assets and liabilities of the Company, the legal acquiror. BIGtoken is deemed to be the purchaser and surviving company for accounting purposes. Accordingly, due to the Share Exchange, BIGtoken’s net assets are included in the balance sheets at their historical book values and BIGtoken’s results of operations are presented for the comparative prior periods.

As consideration for the Share Exchange, the Company issued 149,562,566,584 shares of common stock and the holder of 5,000,000 shares of Series A Preferred Stock transferred all such shares to SRAX, in exchange for 100% of the of the issued and outstanding common stock of BIGtoken. Additionally, we assumed the obligation to issue an aggregate of 25,568,064,465 Common Stock purchase warrants (the “FPVD Warrants”) to certain SRAX debenture and warrant holders as consideration for as a condition to the divestiture of BIGtoken and amending their outstanding warrants to remove certain fundament transaction adjustments. The FPVD Warrants have a term of three (3) years, an exercise price of $0.00005844216 per share, and contain adjustments in the event of stock dividends and splits, subsequent rights offerings, pro rata distributions, and certain fundamental transactions as more fully described in the FPVD Warrants. The FPVD Warrant provide for cashless exercise at any time after six (6) months of the issuance date in the event that the shares underlying the FPVD Warrants are not subject to an effective registration statement.

BIGtoken’s statement of changes in stockholders’ equity, as presented in these financial statements, were restated to reflect the 149,562,566,584 common stock and 5,000,000 shares of Series A Preferred Stock received by SRAX as a result of the Share Exchange.

Amendment to Share Exchange Agreement

The Company entered into an Amendment to the Exchange Agreement on January 27, 2021. The Exchange Amendment amended the amount of securities each party thereto would receive in the Share Exchange and included anti-dilution protection for SRAX should we sell equity securities at a pre-money valuation of less than $10,000,000 resulting in SRAX owning less than 70% of our voting power.

Transition Services Agreement

On January 27, 2021 we entered into the TSA with SRAX. Pursuant to the TSA, SRAX agreed to provide us with certain operational and administrative services as needed for certain agreed upon fees.

Master Separation Agreement

On January 27, 2021, we entered into the MSA with SRAX. The MSA describes our separation from SRAX.

Employment Agreement of Lou Kerner

On January 3, 2021 we entered into an at-will employment agreement with Lou Kerner to serve as chief executive officer, subject to the fulfillment of certain conditions. On February 16, 2021, the conditions contained in the employment agreement were either met or waived, and Mr. Kerner commenced his employment as chief executive officer.

On February 16, 2021, as required pursuant to his employment agreement, we issued Mr. Kerner, a Common Stock purchase option to purchase up 15,824,493,516 shares of Common Stock. The option has a term of ten (10) years from issuance and exercise prices of: (i) 33.33% of the Option will have an exercise price of $0.00005435, (ii) 33.33% of the Option will have an exercise price of $0.00006340 and (iii) all remaining amounts of the Option will have an exercise price $0.00007246. The option vests as follows: (i) 33.33% on the one-year anniversary of issuance and (ii) the remaining portion in equal quarterly amounts over a two (2) year period after the initial vesting occurs. As discussed in Note 1 – The Company, Basis of Presentation and Summary of Significant Accounting Policies, the Company currently use the Black-Scholes option-pricing model to value stock options granted to employees. Based upon the inputs and assumptions used by the Company in connection with the Black-Scholes option pricing model, the Company estimates that the non-cash option expense could exceed $400,000,000. The Company has retained a valuation firm to advise with regard to the inputs used in the valuation of the option. The company is also exploring the cancellation, amendment, reissuance, or exchange of the option, subject to Mr. Kerner’s approval, with the goal of reducing the overall option expense. There can be no assurances that we will be able to reduce such expense or that such expense does not exceed our estimates.

Series B Offering

On March 12, 2021, we entered into a Securities Purchase Agreements (“SPA”) and Registration Rights Agreements (“RRA”) with accredited investors pursuant to which investors purchased 47,248.27 shares of Series B preferred Stock for an aggregate of $4,725,000 or $100 per share (the “Offering”). The Offering closed on March 12, 2021. We had previously closed on 10,500 shares of Series B Preferred stock or $1,050,000 in October of 2020. As a result, on March 12, 2021, there were 57,748.27 shares of Series B Stock outstanding.

Pursuant to the terms of the Company’s Certificate of Designation of Preferences, Rights and Limitations of Series B Preferred Stock (“COD”), (i) each share of Series B Stock has a stated value of $100, (ii) the Series B Stock accrues a 5% dividend beginning one year after the original issue date and thereafter on a quarterly basis, (iii) the Series B Stock has no voting rights, except as required by law, and (iv) the Series B Stock has no liquidation preference over the Company’s Common Stock. Additionally, the Series B Stock converts into Common Stock (i) at the election of the holder at any time at a price equal to $15,000,000 divided by the fully diluted outstanding securities of the Company at the time of conversion (“Standard Conversion Price”) or (ii) automatically upon the completion of an offering of $5,000,000 or more (“Qualified Offering”) at the lower of (a) the Standard Conversion Price or (b) eighty percent (80%) of the lowest per share purchase price of Common Stock in such Qualified Offering (“Qualified Offering Conversion Price”). The Offering meets the definition of a Qualified Offering as described in the COD and accordingly, all of the outstanding shares of Series B Stock will convert into Common Stock at eighty percent (80%) of the Standard Conversion Price. The Company has filed an amendment to its articles of incorporation decreasing the par value of its Common Stock in order to effect the conversion of all such Series B Stock into Common Stock.

In accordance with the foregoing, upon full conversion of the Series B Stock, and not taking into account nay beneficial ownership limitations, the Company will issue an additional 82,343,910,014 shares of Common Stock.

Series C Offering

On January 27, 2021, prior to the completion of the Share Exchange, Force Protection Video Equipment Corp. (“FPVD”) entered into a debt exchange agreement with Red Diamond Partners, LLC, whereby FPVD issued 8,318 shares of Series C Convertible Preferred Stock. Each share of Series C Preferred Stock is convertible into 1,546,576 shares of FPVD common stock. The aggregate number of shares issuable upon conversion of all Series C Preferred Stock outstanding is approximately 12,864,419,313 common shares, subject to beneficial ownership limitations contained therein.

Amendments to the Articles of Incorporation

On April 15, 2021, the Company filed an amendment to its articles of incorporation with the Secretary of State of Florida to change the par value of the Company’s common stock from $0.0001 to $0.00000001. As of the date hereof, the amendment is not yet effective. The change of par value is reflected in BIGtoken’s statements of changes in stockholders’ equity.